Recently Issued International Financial Reporting Standards - Consolidated Statements of Profit or Loss and Comprehensive Loss (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenue		€ 31,448	€ 21,915	[1]	€ 2,510	[1]
Operating result		(38,847)	(35,302)	[1]	(27,881)	[1]
Total comprehensive loss for the period		€ (24,235)	€ (64,685)	[1]	€ (47,429)	[1]
Loss per share-basic and diluted	[2]	€ (1.09)	€ (3.37)	[1]	€ (3.58)	[1]
Previously stated [member]
Condensed Income Statements, Captions [Line Items]
Revenue			€ 13,600		€ 2,719
Operating result			(43,617)		(27,672)
Total comprehensive loss for the period			€ (73,000)		€ (47,220)
Loss per share-basic and diluted			€ (3.80)		€ (3.57)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Income Statements, Captions [Line Items]
Revenue			€ 8,315		€ (209)
Operating result			8,315		(209)
Total comprehensive loss for the period			€ 8,315		€ (209)
Loss per share-basic and diluted			€ 0.43		€ (0.01)

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.
[2]	For the periods included in these financial statements, share options and restricted stock units were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share are equal.